UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:	Schedule of Investments

Credit Suisse Large Cap Growth Fund
Schedule of Investments
July 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (101.2%)
Aerospace & Defense (4.1%)
Alliant Techsystems, Inc.*§	200	$19,798
General Dynamics Corp.	2,800	249,592
Goodrich Corp.	2,800	137,592
Lockheed Martin Corp.	1,800	187,794
Northrop Grumman Corp.	2,500	168,475
Raytheon Co.	3,100	176,483
Rockwell Collins, Inc.	10,800	536,652
The Boeing Co.	12,200	745,542
United Technologies Corp.	13,400	857,332
		3,079,260
Air Freight & Couriers (0.3%)
FedEx Corp.§	1,200	94,608
United Parcel Service, Inc. Class B§	2,200	138,776
UTI Worldwide, Inc.	1,100	20,009
		253,393
Airlines (0.3%)
Aircastle, Ltd.§	100	1,095
AMR Corp.*§	1,500	13,545
Continental Airlines, Inc. Class B*§	5,100	70,023
Copa Holdings SA Class A	200	7,160
Delta Air Lines, Inc.*§	500	3,770
Northwest Airlines Corp.*§	200	1,832
Southwest Airlines Co.§	10,400	162,136
		259,561
Auto Components (0.6%)
Autoliv, Inc.§	6,000	234,240
BorgWarner, Inc.§	4,800	193,536
		427,776
Automobiles (0.0%)
Avis Budget Group, Inc.*§	500	3,050

Banks (1.2%)
Bank of America Corp.	3,100	101,990
Bank of New York Mellon Corp.	6,800	241,400
Cullen/Frost Bankers, Inc.	900	47,721
Hudson City Bancorp, Inc.§	7,200	131,472
Northern Trust Corp.	3,200	250,144
PNC Financial Services Group, Inc.	1,700	121,193
Valley National Bancorp	500	9,890
		903,810
Beverages (4.4%)
Anheuser-Busch Companies, Inc.§	2,200	149,072
Brown-Forman Corp. Class B	300	21,588
Dr. Pepper Snapple Group, Inc.*	300	6,201
Hansen Natural Corp.*§	800	18,288
Molson Coors Brewing Co. Class B	1,800	97,146
PepsiAmericas, Inc.	5,600	132,552
PepsiCo, Inc.	13,200	878,592
The Coca-Cola Co.	28,600	1,472,900
The Pepsi Bottling Group, Inc.	19,100	531,935
		3,308,274
Biotechnology (2.0%)
Celgene Corp.*	100	7,549
Cepheid, Inc.*§	1,700	29,104
Genentech, Inc.*	3,300	314,325
Genzyme Corp.*	3,200	245,280

	Number of Shares	Value

COMMON STOCKS
Biotechnology
Gilead Sciences, Inc.*	4,600	$248,308
IDEXX Laboratories, Inc.*	700	37,450
Invitrogen Corp.*§	14,200	629,770
		1,511,786
Chemicals (3.8%)
Air Products & Chemicals, Inc.	1,200	114,252
Airgas, Inc.	2,000	114,560
CF Industries Holdings, Inc.	2,400	392,304
Eastman Chemical Co.§	2,100	125,916
Lubrizol Corp.	2,300	114,540
Monsanto Co.§	10,100	1,203,011
Praxair, Inc.	2,100	196,833
Rohm and Haas Co.	600	45,000
The Dow Chemical Co.	1,300	43,303
The Mosaic Co.*	4,100	521,561
		2,871,280
Commercial Services & Supplies (1.4%)
Arbitron, Inc.§	200	9,400
Corinthian Colleges, Inc.*§	8,100	127,575
DST Systems, Inc.*§	2,000	120,860
FTI Consulting, Inc.*§	2,400	170,784
Genpact, Ltd.*§	200	2,652
H&R Block, Inc.	5,900	143,547
Hewitt Associates, Inc. Class A*§	3,100	114,235
Intermec, Inc.*§	1,100	20,702
Republic Services, Inc.	3,000	97,634
The Corporate Executive Board Co.	400	14,992
Waste Management, Inc.	3,400	120,836
Weight Watchers International, Inc.§	3,000	107,280
		1,050,497
Communications Equipment (4.2%)
Cisco Systems, Inc.*	68,100	1,497,519
Corning, Inc.	15,900	318,159
QUALCOMM, Inc.	24,000	1,328,160
		3,143,838
Computers & Peripherals (5.3%)
Apple Computer, Inc.*	6,600	1,049,070
Dell, Inc.*	25,400	624,078
Hewlett-Packard Co.	35,700	1,599,360
International Business Machines Corp.	4,700	601,506
NetApp, Inc.*	100	2,555
NVIDIA Corp.*	1,600	18,304
Seagate Technology§	300	4,491
Western Digital Corp.*	3,200	92,128
		3,991,492
Construction & Engineering (0.9%)
Fluor Corp.§	5,000	406,750
Foster Wheeler, Ltd.*	1,500	85,155
Jacobs Engineering Group, Inc.*§	500	38,670
McDermott International, Inc.*	2,400	114,408
		644,983
Construction Materials (0.1%)
Eagle Materials, Inc.§	400	9,924
Martin Marietta Materials, Inc.§	300	31,491
		41,415

	Number of Shares	Value

COMMON STOCKS
Containers & Packaging (0.5%)
Ball Corp.§	3,200	$142,656
Crown Holdings, Inc.*	4,200	117,726
Owens-Illinois, Inc.*	1,600	67,584
Rock-Tenn Co. Class A§	100	3,555
Sealed Air Corp.§	200	4,340
Sonoco Products Co.	200	6,524
Temple-Inland, Inc.§	200	3,250
		345,635
Distributor (0.0%)
CarMax, Inc.*§	2,500	33,500

Diversified Financials (4.8%)
American Express Co.	3,900	144,768
BlackRock, Inc.§	300	65,013
Broadridge Financial Solutions, Inc.	1,300	26,910
Citigroup, Inc.	4,000	74,760
E*TRADE Financial Corp.*§	900	2,718
Federated Investors, Inc. Class B	1,100	36,146
Franklin Resources, Inc.§	2,500	251,525
Freddie Mac§	3,800	31,046
GLG Partners, Inc.§	500	4,615
Invesco, Ltd.§	900	20,961
Lazard, Ltd. Class A§	600	24,486
Merrill Lynch & Co., Inc.§	2,366	63,054
MF Global, Ltd.*§	600	3,894
MSCI, Inc. Class A*	400	11,900
Nasdaq OMX Group, Inc.*§	8,900	247,153
Nymex Holdings, Inc.	1,900	155,762
NYSE Euronext	300	14,172
Raymond James Financial, Inc.§	4,700	135,830
SEI Investments Co.	11,400	262,542
State Street Corp.	8,400	601,776
T. Rowe Price Group, Inc.§	2,200	131,670
The Charles Schwab Corp.	14,000	320,460
The Goldman Sachs Group, Inc.	1,400	257,656
Visa, Inc. Class A *	5,200	379,912
Waddell & Reed Financial, Inc. Class A	7,100	237,140
Western Union Co.§	3,800	105,032
		3,610,901
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	200	6,162
Clearwire Corp. Class A*§	400	3,936
EchoStar Corp. Class A*§	100	3,199
FairPoint Communications, Inc.§	77	534
Level 3 Communications, Inc.*§	15,900	54,060
Verizon Communications, Inc.	6,100	207,644
Windstream Corp.§	8,800	104,896
		380,431
Electric Utilities (0.5%)
Calpine Corp.*	4,600	80,040
Constellation Energy Group§	1,300	108,108
PG&E Corp.	2,200	84,766
Public Service Enterprise Group, Inc.	2,500	104,500
		377,414
Electrical Equipment (0.5%)
Emerson Electric Co.	900	43,830
Energizer Holdings, Inc.*§	1,200	85,608
Rockwell Automation, Inc.§	4,600	204,746

	Number of Shares	Value

COMMON STOCKS
Electrical Equipment
SunPower Corp. Class A*§	100	$7,877
		342,061
Electronic Equipment & Instruments (1.2%)
Amphenol Corp. Class A	3,000	143,010
Avnet, Inc.*	4,700	128,122
FLIR Systems, Inc.*§	2,300	93,702
Intersil Corp. Class A§	800	19,304
Jabil Circuit, Inc.	2,500	40,650
Thermo Fisher Scientific, Inc.*§	4,500	272,340
Waters Corp.*	3,000	203,820
		900,948
Energy Equipment & Services (5.5%)
Baker Hughes, Inc.	4,800	397,968
Bonneville Pacific Corp.*^	16,883	127
Cameron International Corp.*	2,800	133,728
Dresser-Rand Group, Inc.*	2,700	102,870
ENSCO International, Inc.	317	21,917
FMC Technologies, Inc.*	2,800	172,984
Halliburton Co.	25,900	1,160,838
Helmerich & Payne, Inc.	1,900	112,347
ION Geophysical Corp.*§	2,700	43,119
National-Oilwell Varco, Inc.*	400	31,452
Noble Corp.	2,474	128,326
Oceaneering International, Inc.*§	1,700	103,088
Patterson-UTI Energy, Inc.§	3,400	96,628
Schlumberger, Ltd.	15,700	1,595,120
		4,100,512
Food & Drug Retailing (1.5%)
CVS Caremark Corp.	2,100	76,650
Flowers Foods, Inc.	1,300	39,091
Sysco Corp.§	28,500	808,260
Terra Industries, Inc.	200	10,868
The Kroger Co.	5,100	144,228
Walgreen Co.§	1,200	41,208
Whole Foods Market, Inc.§	1,400	31,038
		1,151,343
Food Products (1.3%)
Campbell Soup Co.	2,900	105,502
Corn Products International, Inc.	400	18,639
General Mills, Inc.	2,400	154,536
H.J. Heinz Co.	100	5,038
Herbalife, Ltd.§	600	25,914
Hormel Foods Corp.	1,000	36,170
Kellogg Co.	2,000	106,120
Kraft Foods, Inc. Class A§	5,400	171,828
McCormick & Company, Inc.	1,100	44,124
Sara Lee Corp.	2,000	27,320
The Hershey Co.§	2,300	84,571
Wm. Wrigley Jr. Co.	2,000	157,920
		937,682
Forestry & Paper (0.0%)
Glatfelter	200	2,924
Louisiana-Pacific Corp.§	600	5,076
		8,000
Gas Utilities (0.2%)
National Fuel Gas Co.	1,400	69,706
Piedmont Natural Gas Company, Inc.	400	10,708

	Number of Shares	Value

COMMON STOCKS
Gas Utilities
UGI Corp.	3,300	$89,298
		169,712
Healthcare Equipment & Supplies (1.7%)
Applied Biosystems, Inc.§	3,200	118,176
Baxter International, Inc.	2,900	198,969
Becton, Dickinson & Co.	3,200	271,712
Boston Scientific Corp.*	1,800	21,402
Edwards Lifesciences Corp.*§	1,900	119,092
Hillenbrand, Inc.	200	4,630
Hlth Corp.*§	2,183	23,882
Kinetic Concepts, Inc.*§	3,900	136,305
Medtronic, Inc.	3,800	200,754
St. Jude Medical, Inc.*	300	13,974
Stryker Corp.	1,700	109,123
Varian Medical Systems, Inc.*	300	18,048
		1,236,067
Healthcare Providers & Services (1.4%)
Aetna, Inc.	6,400	262,464
CIGNA Corp.	2,800	103,656
Covance, Inc.*	700	64,447
Express Scripts, Inc.*	2,200	155,188
Humana, Inc.*	3,300	144,903
Owens & Minor, Inc.	100	4,603
Quest Diagnostics, Inc.§	2,800	148,848
UnitedHealth Group, Inc.	3,586	100,695
WebMD Health Corp. Class A*	100	2,429
WellPoint, Inc.*	1,600	83,920
		1,071,153
Hotels, Restaurants & Leisure (1.1%)
Boyd Gaming Corp.§	100	998
Burger King Holdings, Inc.§	700	18,781
Chipotle Mexican Grill, Inc. Class A*§	100	6,850
International Game Technology§	3,000	65,130
Las Vegas Sands Corp.*§	800	36,416
McDonald’s Corp.	7,400	442,446
MGM Mirage*§	800	23,216
Orient-Express Hotels, Ltd. Class A§	100	3,329
Panera Bread Co. Class A*§	200	10,020
Penn National Gaming, Inc.*§	700	19,971
Starwood Hotels & Resorts Worldwide, Inc.§	2,500	85,725
WMS Industries, Inc.*	300	8,579
Wynn Resorts, Ltd.§	300	29,244
Yum! Brands, Inc.	1,400	50,148
		800,853
Household Durables (0.8%)
American Greetings Corp. Class A§	6,200	91,884
Garmin, Ltd.§	1,700	60,639
Lennar Corp. Class A§	600	7,260
Snap-on, Inc.	1,200	67,548
Tupperware Brands Corp.§	6,300	245,700
Whirlpool Corp.§	1,400	105,980
		579,011
Household Products (1.0%)
Church & Dwight Company, Inc.§	200	10,974
Clorox Co.§	2,000	109,000
Colgate-Palmolive Co.	2,200	163,394
Kimberly-Clark Corp.	1,600	92,528

	Number of Shares	Value

COMMON STOCKS
Household Products
The Procter & Gamble Co.	6,000	$392,880
		768,776
Industrial Conglomerates (1.5%)
3M Co.	2,600	183,014
General Electric Co.	5,100	144,279
Honeywell International, Inc.	6,000	305,040
KBR, Inc.	4,500	128,250
Reynolds American, Inc.§	2,200	122,826
Textron, Inc.	2,300	99,981
Tyco International, Ltd.	2,600	115,856
		1,099,246
Insurance (2.5%)
Aflac, Inc.	22,700	1,262,347
Aon Corp.	600	27,480
Arthur J. Gallagher & Co.	1,000	25,561
Assurant, Inc.	200	12,024
Axis Capital Holdings, Ltd.	300	9,504
Endurance Specialty Holdings, Ltd.§	300	9,180
MetLife, Inc.	1,000	50,770
PartnerRe, Ltd.	100	7,032
Prudential Financial, Inc.§	1,700	117,249
Reinsurance Group of America, Inc.	400	19,801
StanCorp Financial Group, Inc.	1,700	83,963
The Chubb Corp.	1,300	62,452
The Progressive Corp.	100	2,025
Transatlantic Holdings, Inc.§	2,500	144,850
W.R. Berkley Corp.	300	7,086
		1,841,324
Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*§	1,700	129,778
Priceline.com, Inc.*§	100	11,495
		141,273
Internet Software & Services (2.5%)
eBay, Inc.*	11,500	289,455
Google, Inc. Class A*	2,300	1,089,625
Sohu.com, Inc.*§	2,400	181,152
Yahoo!, Inc.*	15,900	316,251
		1,876,483
IT Consulting & Services (0.5%)
Automatic Data Processing, Inc.	4,300	183,653
Cognizant Technology Solutions Corp. Class A*	3,800	106,666
IHS, Inc. Class A*	500	31,115
Paychex, Inc.§	500	16,460
Unisys Corp.*§	2,100	7,749
		345,643
Machinery (3.0%)
AGCO Corp.*	300	17,955
Caterpillar, Inc.§	3,200	222,464
Cummins, Inc.	8,926	592,151
Danaher Corp.§	4,400	350,460
Deere & Co.	1,500	105,240
Donaldson Co., Inc.§	200	9,022
Dover Corp.	6,300	312,669
Eaton Corp.	1,100	78,144
Gardner Denver, Inc.*	2,400	109,440
Harsco Corp.	400	21,898
Illinois Tool Works, Inc.	4,900	229,565
Ingersoll-Rand Company, Ltd. Class A	207	7,452

	Number of Shares	Value

COMMON STOCKS
Machinery
Joy Global, Inc.	1,600	$115,552
Lincoln Electric Holdings, Inc.	300	24,105
The Manitowoc Company, Inc.§	3,000	79,080
		2,275,197
Marine (0.1%)
Kirby Corp.*§	2,000	95,440

Media (3.8%)
CBS Corp. Class B§	4,200	68,712
Central European Media Enterprises, Ltd. Class A*§	400	33,300
DIRECTV Group, Inc.*§	21,800	589,036
DISH Network Corp. Class A*§	5,100	150,042
Lamar Advertising Co. Class A*§	800	30,384
Liberty Media Corp. - Capital Series A*	10,600	164,724
Liberty Media Corp. - Entertainment Series A*	5,400	132,948
News Corp. Class A	20,600	291,078
News Corp. Class B	10,300	150,483
Omnicom Group, Inc.	3,000	128,070
Regal Entertainment Group Class A§	6,200	103,230
Scripps Networks Interactive Class A*§	4,500	182,430
Sirius Satellite Radio, Inc.*§	30,220	48,352
The Walt Disney Co.	15,500	470,425
Time Warner, Inc.	7,900	113,128
Viacom, Inc. Class A*§	5,900	167,029
Warner Music Group Corp.§	100	834
		2,824,205
Metals & Mining (2.3%)
AK Steel Holding Corp.§	3,900	247,650
Alpha Natural Resources, Inc.*§	3,500	346,325
Arch Coal, Inc.	2,000	112,620
CONSOL Energy, Inc.	1,300	96,707
Foundation Coal Holdings, Inc.	500	29,700
Freeport-McMoRan Copper & Gold, Inc.	1,570	151,898
Massey Energy Co.	1,800	133,650
Newmont Mining Corp.§	5,000	239,800
Nucor Corp.	2,200	125,884
Patriot Coal Corp.*	200	25,230
Schnitzer Steel Industries, Inc. Class A§	800	72,192
Southern Copper Corp.	3,000	83,340
Stillwater Mining Co.*§	200	1,900
Worthington Industries, Inc.§	2,800	49,672
		1,716,568
Multiline Retail (4.6%)
Big Lots, Inc.*§	8,400	255,864
BJ’s Wholesale Club, Inc.*§	1,300	48,789
Costco Wholesale Corp.	8,500	532,780
Dollar Tree, Inc.*	2,700	101,250
Family Dollar Stores, Inc.	200	4,660
Target Corp.§	2,400	108,552
Wal-Mart Stores, Inc.	40,600	2,379,972
		3,431,867
Oil & Gas (6.1%)
Cabot Oil & Gas Corp.	1,100	48,411
Chevron Corp.	13,100	1,107,736
Cimarex Energy Co.§	4,700	244,917
ConocoPhillips§	2,500	204,050
El Paso Corp.	4,900	87,857
Exxon Mobil Corp.	16,100	1,294,923
Frontier Oil Corp.§	3,300	60,225
Frontline, Ltd.§	100	6,417

	Number of Shares	Value

COMMON STOCKS
Oil & Gas
Noble Energy	100	$7,387
Occidental Petroleum Corp.	5,300	417,799
Pioneer Natural Resources Co.§	200	11,890
Quicksilver Resources, Inc.*§	3,500	91,560
SandRidge Energy, Inc.*§	1,200	58,668
Stone Energy Corp.*§	500	25,510
Tesoro Corp.§	500	7,720
The Williams Companies, Inc.	5,700	182,685
Transocean, Inc.*	3,400	462,502
W&T Offshore, Inc.§	2,800	123,928
XTO Energy, Inc.	2,100	99,183
		4,543,368
Personal Products (0.2%)
Avon Products, Inc.	3,600	152,640

Pharmaceuticals (3.5%)
Abbott Laboratories	8,500	478,890
Allergan, Inc.	700	36,351
Bristol-Myers Squibb Co.	14,600	308,352
Eli Lilly & Co.	7,300	343,903
Endo Pharmaceuticals Holdings, Inc.*	5,000	115,750
Forest Laboratories, Inc.*	4,500	159,795
Johnson & Johnson	6,500	445,055
Medco Health Solutions, Inc.*	3,662	181,562
Merck & Co., Inc.	8,300	273,070
Mylan, Inc.*§	700	9,079
Pfizer, Inc.	4,600	85,882
Warner Chilcott, Ltd. Class A*§	1,000	16,910
Watson Pharmaceuticals, Inc.*	4,500	130,095
		2,584,694
Real Estate (0.5%)
Apartment Investment & Management Co. Class A§	200	6,834
HCP, Inc.§	100	3,607
Jones Lang LaSalle, Inc.§	1,600	76,224
Kilroy Realty Corp.§	100	4,581
Simon Property Group, Inc.	2,400	222,312
The St. Joe Co.§	1,100	38,533
		352,091
Road & Rail (0.7%)
Burlington Northern Santa Fe Corp.	1,400	145,782
Union Pacific Corp.	2,300	189,612
Werner Enterprises, Inc.§	6,500	154,765
		490,159
Semiconductor Equipment & Products (4.9%)
Advanced Micro Devices, Inc.*§	300	1,263
Analog Devices, Inc.	21,700	662,067
Applied Materials, Inc.§	16,600	287,512
Broadcom Corp. Class A*	1,400	34,006
Cree, Inc.*§	200	3,880
First Solar, Inc.*	200	57,022
Intel Corp.	67,200	1,491,168
Lam Research Corp.*§	1,400	46,046
Marvell Technology Group, Ltd.*§	6,300	93,177
MEMC Electronic Materials, Inc.*	2,700	124,767
Microchip Technology, Inc.§	3,100	98,983
Micron Technology, Inc.*	300	1,449
PMC-Sierra, Inc.*§	500	3,620
QLogic Corp.*§	2,800	52,752
Teradyne, Inc.*§	1,000	9,370

	Number of Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products
Texas Instruments, Inc.§	27,400	$668,012
		3,635,094
Software (6.0%)
Activision Blizzard, Inc.*	2,200	79,156
Adobe Systems, Inc.*	3,700	152,995
Amdocs, Ltd.*	1,100	33,451
Autodesk, Inc.*	2,600	82,914
BMC Software, Inc.*§	17,800	585,442
Compuware Corp.*	2,000	22,000
Electronic Arts, Inc.*	2,500	107,950
Metavante Technologies, Inc.*§	700	15,582
Microsoft Corp.	93,400	2,402,248
Oracle Corp.*	41,600	895,648
Salesforce.com, Inc.*§	1,500	95,685
VMware, Inc. Class A*§	300	10,755
		4,483,826
Specialty Retail (3.2%)
Abercrombie & Fitch Co. Class A§	700	38,654
Advance Auto Parts, Inc.	1,400	58,060
Aeropostale, Inc.*§	400	12,900
AutoZone, Inc.*§	1,000	130,290
Bare Escentuals, Inc.*§	400	4,616
Best Buy Company, Inc.§	3,200	127,104
Circuit City Stores, Inc.§	300	606
J. Crew Group, Inc.*	100	2,908
Lowe’s Companies, Inc.	400	8,128
RadioShack Corp.	12,300	205,164
Ross Stores, Inc.§	12,000	455,520
Staples, Inc.	4,900	110,250
The Gap, Inc.	41,300	665,756
The Home Depot, Inc.	3,700	88,171
The TJX Companies, Inc.	10,900	367,439
Tiffany & Co.§	2,100	79,359
Urban Outfitters, Inc.*§	700	23,107
Williams-Sonoma, Inc.§	200	3,488
		2,381,520
Textiles & Apparel (1.2%)
Coach, Inc.*	2,700	68,877
Guess?, Inc.§	100	3,167
NIKE, Inc. Class B	14,400	844,992
		917,036
Tobacco (2.5%)
Altria Group, Inc.	23,600	480,260
Lorillard, Inc.*	800	53,688
Philip Morris International, Inc.	23,700	1,224,105
UST, Inc.§	1,900	99,959
		1,858,012
Wireless Telecommunication Services (0.3%)
Leap Wireless International, Inc.*§	300	12,939
Telephone & Data Systems, Inc.§	5,700	241,680
		254,619
TOTAL COMMON STOCKS (Cost $75,392,568)		75,604,719

SHORT-TERM INVESTMENTS (19.8%)
State Street Navigator Prime Portfolio§§	14,540,546	14,540,546

	Par (000)	Value

SHORT-TERM INVESTMENTS
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 08/01/08	$ 240	$240,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,780,546)		14,780,546

TOTAL INVESTMENTS AT VALUE (121.0%) (Cost $90,173,114)		90,385,265

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.0%)		(15,673,243)

NET ASSETS (100.0%)		$74,712,022

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $90,173,114, $5,662,986, $(5,450,835) and $212,151, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                     Controls and Procedures

(a)                                As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                     Exhibits

1.                                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008